Financial Instruments and Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) Swap	Jun. 29, 2007 USD ($)	Dec. 31, 2011 Interest Rate Swap USD [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap USD [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap USD [Member] One Month US LIBOR	Dec. 31, 2011 Interest Rate Swap EUR [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap EUR [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap EUR [Member] One month Euribor	Sep. 30, 2008 Amended Swaps [Member] USD ($)	Jun. 30, 2008 Amended Swaps [Member] USD ($)	Dec. 31, 2012 Forward Currency Forward Contract [Member] USD ($)	Dec. 31, 2011 Forward Currency Forward Contract [Member] USD ($)
Derivative Instruments And Hedging Activities [Line Items]
Number of interest rate swap	2
Maturity date of interest rate swap	Dec. 31, 2012
Interest rate swaps initial notional principal amounts				$ 425.0			€ 300.0
Decrement notional value of the interest rate Swap			25.0			20.0
Interest rate Swap carries a final notional principal amount				160.0			110.0
USD Swap and Euro Swap fixed monthly interest rate					5.40%			4.55%
Fair value of interest rate swaps		2.1
Unrealized loss included in other comprehensive income (loss)										10.5
Cumulative effective portion of changes in fair value of the Amended Swaps									3.5
Notional value of foreign currency derivative											159.0	103.0
Realized loss on derivative transaction net of tax											6.0
Realized loss on derivative transaction tax amount											3.8
Other comprehensive income (loss) deferred pre-tax net losses expected to be recognized in earnings	$ 1.6